PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of particulars of subsidiaries and an equity method investee which principally affected the consolidated results of operations and financial position

	Principal	Percentage of controlling interest
Name of subsidiary/investee	activities	as of December 31,
		2012	2013	2014
Shenzhen Nepstar
Pharmaceutical Co., Ltd.	Procurement of merchandise
(“Nepstar Pharmaceutical”)	for the Group	100%	100%	100%

Weifang Nepstar	Procurement of merchandise
Pharmaceutical Co., Ltd.	for the Group
(“Weifang Nepstar”)	(Note 1(a)(i))	100%	100%	-

Shenzhen Nepstar Group
Siping Northeast Co., Ltd.	Procurement of merchandise
(“Siping Nepstar”)	for the Group	-	100%	100%

Shanghai Nepstar Chain Co., Ltd.
(“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%

Guangzhou Nepstar Chain Co., Ltd.
(“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Ningbo Nepstar Chain Co., Ltd.
(“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%

Sichuan Nepstar Chain Co., Ltd.
(“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Jiangsu Nepstar Chain Co., Ltd.
(“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%

Dalian Nepstar Chain Co., Ltd.
(“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hangzhou Nepstar Chain Co., Ltd.
(“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shandong Minkang Nepstar
Chain Co., Ltd.
(“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar Chain Co., Ltd.
(“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%

Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%

Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%

Fuzhou Nepstar Chain Co., Ltd.
(“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hubei Nepstar Pharmaceutical Co., Ltd.
(“Hubei Nepstar”)	Operation of retail drugstores	100%	100%	100%

Beijing Nepstar Chain Co., Ltd.	Operation of retail drugstores
(“Beijing Nepstar”)	(Note 1(a)(i))	100%	100%	-

Beijing Hongda Nepstar Chain Co., Ltd. (“Beijing Hongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Shuangjing Nepstar Co., Ltd. (“Beijing Shuangjing”)	Operation of retail drugstores	100%	100%	100%

Beijing Tongda Nepstar Chain Co., Ltd. (“Beijing Tongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Xingda Nepstar Chain Co., Ltd. (“Beijing Xingda”)	Operation of retail drugstores	100%	100%	100%

Beijing Guang QuMen Nepstar Chain Co., Ltd. (“Beijing Guang QuMen”)	Operation of retail drugstores	100%	100%	100%

Beijing Hua Shi Nepstar Chain Co., Ltd. (“Beijing Hua Shi”)	Operation of retail drugstores	100%	100%	100%

Beijing Ti Yu Guan Lu Nepstar Chain Co., Ltd.
(“Beijing Ti Yu Guan Lu”)	Operation of retail drugstores	100%	100%	100%

Shenyang Nepstar Chain Co., Ltd.
(“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar E-commerce
Co., Ltd.
(“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%

Zaozhuang Nepstar Chain Co., Ltd.	Operation of retail drugstores
(“Zaozhuang Nepstar”)	(Note 1(a)(i))	100%	100%	-

Wenzhou Nepstar Chain Co., Ltd.	Operation of retail drugstores
(“Wenzhou Nepstar”)	(Note 1(a)(i))	100%	-	-

Hunan Nepstar Health Chain Co., Ltd.
(“Hunan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Wuhan Nepstar Drugstore Co., Ltd.
(“Wuhan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Wuhan Nepstar Chain Co., Ltd.
(“Wuhan Chain”)	Operation of retail drugstores	-	-	100%

Note (i)

On December 20, 2013, Wenzhou Nepstar was dissolved.